Expense Example - ClearBridge Dividend Strategy Fund	May 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 676
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	1,783
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	2,053
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	919
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,189
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,647
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	846
Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 944